Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
PCT Products, services, other	$ 767,765	$ 877,657
Grant revenue	219,964	462,465
Total revenue	987,729	1,340,032
Cost of PCT products and services	342,865	376,514
Research and development	969,473	1,232,566
Selling and marketing	931,073	1,204,892
General and administrative	2,034,458	1,924,814
Total operating costs and expenses	4,277,869	4,738,786
Operating loss	(3,290,140)	(3,398,754)
Interest (expense) income	(136,595)	2,303
Change in fair value of warrant derivative liability	529,303
Total other income (expense)	392,708	246,782
Loss before income taxes	(2,897,432)	(3,151,972)
Income tax benefit		23,710
Net loss	(3,128,262)	(3,128,262)
Accrued interest on convertible debt	18,896
Accrued and deemed dividends on convertible preferred stock	(1,532,936)	(502,564)
Net loss applicable to common shareholders	$ (4,411,472)	$ (3,630,826)
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (0.67)	$ (1.35)
Weighted average common stock shares outstanding used in the basic and diluted net loss per share calculation (in shares)	6,618,484	2,687,141